CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Unaudited) - D Boral A R C Acquisitions I Corp [Member] - USD ($)		Ordinary Shares Class A [Member]	Ordinary Shares Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance – December 19, 2025 at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Class B ordinary shares issued to Sponsor	[1]		$ 1,232	23,768		(25,000)
Class B ordinary shares issued to Sponsor, shares			12,321,429
Net loss					(5,420)		(5,420)
Balance – December 31, 2025 at Mar. 31, 2025			$ 1,232	23,768	(5,420)	(25,000)	(5,420)
Ending balance, shares at Mar. 31, 2025			12,321,429
Balance – December 19, 2025 at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Balance – December 31, 2025 at Jun. 30, 2025			$ 1,232	23,768	(41,420)		(16,420)
Ending balance, shares at Jun. 30, 2025			12,321,429
Balance – December 19, 2025 at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Balance – December 31, 2025 at Dec. 31, 2025		$ 120	$ 1,200		584,543		585,863
Ending balance, shares at Dec. 31, 2025		1,200,000	12,000,000
Balance – December 19, 2025 at Mar. 31, 2025			$ 1,232	23,768	(5,420)	(25,000)	(5,420)
Beginning balance, shares at Mar. 31, 2025			12,321,429
Proceeds from issuance of Class B ordinary shares to Sponsor						25,000	25,000
Net loss					(36,000)		(36,000)
Balance – December 31, 2025 at Jun. 30, 2025			$ 1,232	23,768	(41,420)		(16,420)
Ending balance, shares at Jun. 30, 2025			12,321,429
Balance – December 19, 2025 at Dec. 31, 2025		$ 120	$ 1,200		584,543		585,863
Beginning balance, shares at Dec. 31, 2025		1,200,000	12,000,000
Accretion in value of Class A ordinary shares					(2,543,059)		(2,543,059)
Net loss					2,011,318		2,011,318
Balance – December 31, 2025 at Mar. 31, 2026		$ 120	$ 1,200		52,802		54,122
Ending balance, shares at Mar. 31, 2026		1,200,000	12,000,000
Balance – December 19, 2025 at Dec. 31, 2025		$ 120	$ 1,200		584,543		585,863
Beginning balance, shares at Dec. 31, 2025		1,200,000	12,000,000
Balance – December 31, 2025 at Jun. 30, 2026		$ 120	$ 1,200		(620,231)		(618,911)
Ending balance, shares at Jun. 30, 2026		1,200,000	12,000,000
Balance – December 19, 2025 at Mar. 31, 2026		$ 120	$ 1,200		52,802		54,122
Beginning balance, shares at Mar. 31, 2026		1,200,000	12,000,000
Accretion in value of Class A ordinary shares					(2,563,451)		(2,563,451)
Net loss					1,890,418		1,890,418
Balance – December 31, 2025 at Jun. 30, 2026		$ 120	$ 1,200		$ (620,231)		$ (618,911)
Ending balance, shares at Jun. 30, 2026		1,200,000	12,000,000

[1]	Includes an aggregate of 321,429 Ordinary Shares cancelled on September 9, 2025 to the extent that the underwriters’ over-allotment was not exercised.